Employee Benefits Expenses (Including Directors' Emoluments)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Employee Benefit Expenses (Including Directors' Emoluments)	EMPLOYEE BENEFIT EXPENSES (INCLUDING DIRECTORS’ EMOLUMENTS)

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
Wages, salaries, bonus and termination costs	$1,096	$1,145	$919
Staff meals	55	57	46
Pension costs - defined contribution plan	38	40	35
Share-based compensation, net of amount capitalized(i)	13	14	15
Other employee benefit expenses	36	36	35
	$1,238	$1,292	$1,050

(i)Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2018, 2019 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.

(a)Pension costs — defined contribution plan
Contributions totaling US$8 million and US$6 million remained payable to the provident fund as at December 31, 2019 and 2020, respectively. Forfeited contributions totaling US$4 million and US$4 million, respectively, were utilized during the years ended December 31, 2019 and 2020, leaving US$1 million and US$1 million available at year end December 31, 2019 and 2020, respectively, to reduce future contributions.

(b)Directors’ emoluments
The remuneration of the Company’s Directors is as follows:

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2018
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,337	1,494	117	667	4,615
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
Wang Sing(v)	117	—	—	—	—	117
	$927	$2,337	$1,494	$117	$667	$5,542

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2019
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,350	1,502	117	618	4,587
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
	$810	$2,350	$1,502	$117	$618	$5,397

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2020
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,724	—	136	2,832	5,692
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	200	—	—	—	—	200
Independent Non-Executive Directors
Chiang Yun	200	—	—	—	—	200
Victor Patrick Hoog Antink	230	—	—	—	—	230
Steven Zygmunt Strasser	230	—	—	—	—	230
Kenneth Patrick Chung	200	—	—	—	—	200
	$1,060	$2,724	$—	$136	$2,832	$6,752

(i)The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
(ii)Other benefits mainly include the share options and restricted share units under the Equity Award Plan, accommodation, meals, home visit travel costs and medical insurance. The value of the share options and restricted share units granted to the Directors represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
(iii)Sheldon Gary Adelson took a medical leave of absence from his positions as the Chairman, Chief Executive Officer and the Chairman of the Nomination Committee of the Company and was re-designated as a Non-Executive Director of the Company, in each case, with effect from January 7, 2021. Mr. Adelson passed away in the United States on January 11, 2021.
(iv)Robert Glen Goldstein was appointed as the Acting Chairman, Acting Chief Executive Officer, the Acting Chairman of the Nomination Committee, and was re-designated as an Executive Director of the Company, in each case, with effect from January 7, 2021. Subsequently he was appointed as the Chairman of the Board, the Chief Executive Officer and the Chairman of the Nomination Committee of the Company, in each case, with effect from January 27, 2021.
(v)Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.
The Executive Directors’ emoluments were for their services in connection with the management of the affairs of the Group. The Non-Executive Directors’ and Independent Non-Executive Directors’ emoluments were for their services as directors of the Company.
In addition to the Directors’ emoluments disclosed above, Sheldon Gary Adelson and Robert Glen Goldstein received compensation (inclusive of share-based compensation) from LVS in respect of their services to LVS and its subsidiaries (including the Group). An amount of US$3 million, US$4 million and US$1 million was charged by LVS to the Group in respect of such management and administrative services of Robert Glen Goldstein provided to the Group for each of the years ended December 31, 2018, 2019 and 2020.
No emoluments were paid to any Directors as an inducement to join or upon joining the Group or as compensation for loss of office for the three years ended December 31, 2020.
With the exception of the continuing connected transactions disclosed in the 2018 Annual Report, 2019 Annual Report and 2020 Annual Report of the Company, none of the Directors has any material interests in transactions, arrangements or contracts entered into by the Company or the LVS Group.
None of the Directors waived or has agreed to waive any emoluments for the three years ended December 31, 2020.

(c)Five highest paid individuals
For each of the years ended December 31, 2018, 2019 and 2020, the five individuals whose emoluments were the highest in the Group include one Director whose emoluments are reflected in the analysis presented above. The emoluments of the remaining four individuals for the three years ended December 31, 2020, are as follows:

	Year ended December 31,
	2018	2019	2020
	(US$ in thousands)
Basic salaries, allowances and benefits in kind	$4,100	$4,720	$6,530
Discretionary bonus	2,551	3,858	—
Share-based compensation(i)	1,396	781	2,846
Pension costs	191	219	206
	$8,238	$9,578	$9,582

(i)The value of the share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
The emoluments of the above mentioned individuals fall within the following bands:

		Year ended December 31,
		2018	2019	2020
Range in HK$	Range in US$ equivalent	(Number of individuals)
10,500,001 – 11,000,000	1,354,000 – 1,419,000	—	—	1
13,000,001 – 13,500,000	1,677,000 – 1,741,000	1	—	—
13,500,001 – 14,000,000	1,741,000 – 1,806,000	—	—	1
15,500,001 – 16,000,000	1,999,000 – 2,064,000	1	—	—
16,000,001 – 16,500,000	2,064,000 – 2,128,000	1	2	—
17,500,001 – 18,000,000	2,257,000 – 2,322,000	—	1	1
19,000,001 – 19,500,000	2,451,000 – 2,515,000	1	—	—
24,500,001 – 25,000,000	3,160,000 – 3,225,000	—	1	—
32,000,001 – 32,500,000	4,128,000 – 4,192,000	—	—	1
		4	4	4

No emoluments were paid to any of the five highest paid individuals as an inducement to join or upon joining the Group or as compensation for loss of office for the three years ended December 31, 2020.